UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31

Date of reporting period:	01/31/08

     The following Form N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

Dreyfus Premier International Bond Fund
Dreyfus Premier 130/30 Growth Fund
Dreyfus Premier Global Equity Income Fund

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Premier International Bond Fund
January 31, 2008 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--87.7%		Rate (%)	Date	Amount ($)	Value ($)

Argentina--.5%
Republic of Argentina,
Bonds		5.39	8/3/12	40,000 [a]	22,070
Republic of Argentina BONAR,
Bonds, Ser. VII		7.00	9/12/13	60,000	54,960
					77,030
Belgium--1.4%
Belgium Kingdom,
Bonds, Ser. 44	EUR	5.00	3/28/35	30,000 [b]	47,038
Belgium Kingdom,
Bonds, Ser. 40	EUR	5.50	9/28/17	95,000 [b]	156,634
Delhaize Group,
Sr. Unsub. Notes		6.50	6/15/17	10,000 [b]	10,270
					213,942
Brazil--1.0%
Federal Republic of Brazil,
Unscd. Bonds	BRL	12.50	1/5/16	250,000 [b]	153,228

Cayman Islands--.1%
BES Finance,
Bank Gtd. Notes	EUR	4.50	12/29/49	10,000 [a,b]	13,278

Canada--1.4%
Province of Ontario Canada,
Notes	CAD	4.50	12/2/12	210,000 [b]	214,369
Egypt--.6%
Arab Republic of Egypt,
Unsub. Notes	EGP	8.75	7/18/12	500,000 [b,c]	93,117

France--1.7%
France Government,
Bonds	EUR	4.75	4/25/35	140,000 [b]	215,408
Societe Generale,
Jr. Sub. Bonds	EUR	4.20	1/29/49	25,000 [a,b]	32,366
					247,774
Germany--20.1%
Bundesrepublik Deutschland,
Bonds, Ser. 03	EUR	3.75	7/4/13	575,000 [b]	861,950
Bundesrepublik Deutschland,
Bonds, Ser. 06	EUR	4.00	7/4/16	95,000 [b]	142,631
Bundesrepublik Deutschland,
Bonds, Ser. 03	EUR	4.25	1/4/13	50,000 [b]	77,535
Bundesrepublik Deutschland,
Bonds, Ser. 03	EUR	4.25	1/4/14	1,070,000 [b]	1,641,315
Bundesrepublik Deutschland,
Bonds, Ser. 03	EUR	4.75	7/4/34	50,000 [b]	77,767
KFW,
Gov't Gtd. Bonds	JPY	1.75	3/23/10	21,000,000 [b]	201,886
KFW,
Gov't Gtd. Notes	JPY	2.05	2/16/26	3,000,000 [b]	28,360
					3,031,444
Ireland--1.0%
GE Capital European Funding,
Gtd. Notes	EUR	4.72	5/4/11	105,000 [a,b]	155,449
Italy--1.0%
Atlantia,
Gtd. Notes	EUR	5.33	6/9/11	100,000 [a,b]	149,239

Japan--12.8%
Development Bank of Japan,
Gov't. Gtd. Notes	JPY	1.05	6/20/23	34,000,000 [b]	280,500
Development Bank of Japan,
Gov't. Gtd. Bonds	JPY	1.4	6/20/12	8,000,000 [b]	76,486
Development Bank of Japan,
Gov't. Gtd. Bonds	JPY	1.70	9/20/22	24,000,000 [b]	219,399
Japan Finance for Municipal
Enterprises, Gov't. Gtd. Notes	JPY	1.35	11/26/13	11,000,000 [b]	104,168
Japan Finance for Municipal
Enterprises, Gov't. Gtd. Bonds	JPY	1.55	2/21/12	6,000,000 [b]	57,950
Japan Government,
Bonds, Ser. 244	JPY	1.00	12/20/12	45,000,000 [b]	424,905
Japan Government,
Bonds, Ser. 288	JPY	1.70	9/20/17	18,500,000 [b]	178,476
Japan Government CPI,
Bonds, Ser. 64	JPY	1.90	9/20/23	63,000,000 [b]	592,181
					1,934,065
Luxembourg--.7%
TNK-BP Finance,
Gtd. Notes		7.50	3/13/13	100,000 [c]	101,000
Mexico--.5%
Mexican Bonos,
Bonds, Ser. MI10	MXN	8.00	12/19/13	860,000 [b]	81,128

Netherlands--2.8%
E.ON International Finance,
Gtd. Notes	EUR	5.50	10/2/17	20,000 [b]	30,440
Netherlands Government,
Sr. Unscd. Bonds	EUR	4.00	1/15/37	270,000 [b]	369,598
Repsol International Finance,
Gtd. Notes	EUR	4.63	10/8/14	15,000 [b]	21,183
					421,221
South Africa--.7%
Republic of South Africa,
Notes		5.88	5/30/22	100,000	96,920

Supranational--2.4%
European Investment Bank,
Sr. Unscd. Bonds	JPY	1.40	6/20/17	38,600,000 [b]	363,104

Sweden--.5%
Swedish Government,
Bonds, Ser. 1050	SEK	3.00	7/12/16	550,000 [b]	81,032
United Kingdom--25.7%
FCE Bank,
Notes	EUR	5.77	9/30/09	285,000 [a,b]	382,099
HSBC Capital Funding
Gtd. Bonds	EUR	5.37	12/24/49	25,000 [a,b]	34,711
Llyods TSB Bank,
Sub. Notes	EUR	6.35	10/29/49	10,000 [a,b]	15,143
National Grid,
Sr. Unscd. Notes		6.30	8/1/16	10,000	10,426
Northern Rock,
Sub. Notes	GBP	5.63	1/13/15	65,000 [a,b]	109,914
Northern Rock,
Sub. Notes		6.59	6/29/49	185,000 [a,c]	111,165
SABMiller,
Gtd. Notes		5.03	7/1/09	10,000 [a,c]	10,057
United Kingdom Gilt,
Bonds	GBP	4.00	9/7/16	305,000 [b]	587,276
United Kingdom Gilt,
Bonds	GBP	4.25	3/7/11	225,000 [b]	446,985

United Kingdom Gilt,
Bonds	GBP	4.25	6/7/32	30,000 [b]	58,321
United Kingdom Gilt,
Bonds	GBP	4.75	6/7/10	140,000 [b]	281,483
United Kingdom Gilt,
Bonds	GBP	8.00	9/27/13	430,000 [b]	1,007,440
United Kingdom Treasury,
Bonds	GBP	4.00	3/7/09	120,000 [b]	237,865
United Kingdom Treasury,
Bonds	GBP	5.00	9/7/14	285,000 [b]	586,147
					3,879,032
United States--12.8%
BAC Capital Trust XIII,
Jr. Sub. Notes		5.39	3/15/43	15,000 [a]	11,879
Block Financial,
Gtd. Notes		7.88	1/15/13	95,000	96,056
Capmark Financial Group,
Gtd. Notes		5.88	5/10/12	15,000 [c]	10,983
Citigroup,
Sr. Unscd. Notes		5.30	10/17/12	25,000	25,877
Countrywide Financial,
Gtd. Notes		5.10	3/24/09	80,000 [a]	70,309
Countrywide Home Loans,
Gtd. Notes, Ser. L		3.25	5/21/08	401,000 [d]	387,620
Coventry Health Care,
Sr. Unscd. Notes		5.95	3/15/17	15,000	14,931
Duke Energy Carolinas,
Sr. Notes		5.63	11/30/12	15,000	15,901
Erac USA Finance,
Bonds		5.30	11/15/2008	35,000 [c]	35,309
ERP Operating,
Unscd. Notes		5.75	6/15/17	20,000	18,456
Florida Power
First Mortgage Bonds		6.35	9/15/37	5,000	5,293
Ford Motor Credit,
Bonds, Ser. 2BR	JPY	1.71	2/28/08	30,000,000 [b]	281,708
First Union - Chase Commercial Mortgage,
Ser. 1999-C2, Cl. G		5.95	6/15/31	25,000	24,756
General Electrical Capital,
Sr. Unscd. Notes	JPY	2.00	2/22/17	7,000,000 [b]	65,212
General Electrical Capital,
Sr. Unscd. Notes		5.63	9/15/17	65,000	67,215
Goldman Sachs Mortgage Securities
Corporation II, Ser. 2007-EOP, Cl. L		5.84	3/6/20	25,000 [a,c]	23,500
Government National Mortgage Association I:
Ser. 2004-23, Cl. B, 2.95%,
3/16/19				29,399	29,153
Ser. 2006-68, Cl. A, 3.89%,
7/16/26				24,230	24,321
Ser. 2006-67, Cl. A, 3.95%,
11/16/30				53,745	53,983
Ser. 2005-76, Cl. A, 3.96%,
5/16/30				33,306	33,468
Ser. 2005-79, Cl. A, 4.00%,
10/16/33				29,750	29,909
Ser. 2007-34, Cl. A, 4.27%,
11/16/26				24,568	24,801
HVB Funding Trust VIII,
Jr. Sub. Bonds	EUR	7.06	3/29/49	20,000 [a,b]	29,941
Kentucky Power,
Sr. Notes		6.00	9/15/17	30,000 [c]	30,968
Kraft Foods,
Sr. Unscd. Notes		6.88	2/1/38	25,000	25,473

Midamerican Energy Holdings,
Sr. Unscd. Bonds	6.50	9/15/37	15,000	15,549
Morgan Stanley Capital I,
Ser. 2006-IQ12, Cl. A1	5.26	12/15/43	21,344	21,422
News America,
Gtd. Notes	6.15	3/1/37	20,000	19,332
NiSource Finance,
Gtd. Notes	5.59	11/23/09	10,000 [a]	9,760
PSEG Power,
Gtd. Notes	7.75	4/15/11	15,000	16,349
Public Service of Colorado,
First Mortgage Bonds	7.88	10/1/12	15,000	17,286
RBS Capital Trust A,
Gtd. Bonds	6.47	12/29/49	10,000 [a]	14,724
Sovereign Bancorp,
Sr. Unscd. Notes	5.11	3/23/10	10,000 [a]	9,570
Steel Dynamics,
Sr. Notes	7.38	11/1/12	10,000 [c]	10,025
Time Warner,
Gtd. Notes	5.11	11/13/09	10,000 [a]	9,710
Time Warner Cable,
Gtd. Notes	5.40	7/2/12	10,000 [a]	10,163
Tokai Preferred Capital,
Bonds	9.98	12/29/49	35,000 [a,c]	35,558

U.S. Treasury Notes	4.88	5/31/11	235,000	253,451
Virginia Electric Power,
Sr. Unscd. Notes	5.95	9/15/17	20,000	21,152
Washington Mutual Bank,
Notes	5.00	5/1/09	10,000 [a]	9,394
Willis North America,
Gtd. Notes	6.20	3/28/17	15,000	15,297
				1,925,764
Total Bonds and Notes
(cost $12,769,041)				13,232,136
			Face Amount
			Covered by
Options--.1%			Contracts ($)	Value ($)

Call Options
6-Month USD Libor-BBA, Swaption
(cost $9,856)			140,000	11,563

			Principal
Short-Term Investments--.4%			Amount ($)	Value ($)

U.S. Treasury Bills--.3%
2.64%, 3/27/08
(cost $59,758)			60,000 [e]	59,841

Other Investment--18.3%			Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $2,770,000)			2,770,000 [f]	2,770,000

Investment of Cash Collateral for
Securities Loaned--2.7%			Shares	Value ($)

Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $405,010)			405,010 [f]	405,010

Total Investments (cost $16,013,665)			109.2%	16,478,550

Cash and Receivables (Net)	(9.2%)	(1,392,140)
Net Assets	100.0%	15,086,410

a	Variable rate security--interest rate subject to periodic change.
b	Principal amount stated in U.S. Dollars unless otherwise noted.
BRL--Brazilian Real
EGP--Egypt
EUR--Euro
GBP--British Pound
JPY--Japanese Yen
MXN--Mexican Peso
SEK--Swedish Krona
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, these securities amounted to $461,682 or 3.1% of net assets.
d	All or a portion of this security is on loan. At January 31, 2008, the total market value of the fund's securities on loan is $387,620 and the total market value of the collateral held by the fund is $405,010.
e	All or partially held by a broker as collateral for open financial futures positions.
f	Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF FINANCIAL FUTURES
January 31, 2008 (Unaudited)
				Unrealized
		Market Value		Appreciation/
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2008 ($)

Financial Futures Short
U.S. Treasury 30 Year Bonds	2	(238,625)	March 2008	(3,629)
Financial Futures Long
Euro-Bobl	14	2,303,087	March 2008	14,951
Euro Bund 10 Year	7	1,215,116	March 2008	8,314
				19,636

At January 31, 2008, the fund held the following forward foreign currency exchange contracts:

	Foreign			Unrealized
Forward Currency	Currency			Appreciation/
Exchange Contracts	Amounts	Cost ($)	Value ($)	Depreciation ($)

Purchases:
Australian Dollar, expiring 3/19/2008	248,702	217,454	222,166	4,712
Brazilian Real, expiring 2/7/2008	80,000	45,558	45,506	(52)
Canadian Dollar, expiring 3/19/2008	110,000	109,018	109,551	533
Columbian Peso, expiring 2/7/2008	94,000,000	46,558	48,463	1,905
Euro, expiring 3/19/2008	1,940,000	2,853,677	2,882,258	28,581
Indonesian Rupiah, expiring 3/19/2008	425,000,000	45,494	45,873	379
Indian Rupee, expiring 2/7/2008	1,840,000	46,700	46,843	143
Japanese Yen, expiring 3/19/2008	274,365,000	2,551,082	2,584,392	33,310
Malaysian Ringgit, expiring 3/19/2008	120,000	36,497	37,091	594
Norwegian Krone, expiring 3/19/2008	700,000	128,338	129,147	809
Philippines Peso, expiring 2/7/2008	1,930,000	47,713	47,792	79
Polish Zloty, expiring 3/19/2008	90,000	37,024	37,064	40
Russian Ruble, expiring 3/19/2008	1,640,000	66,257	67,049	792
Russian Ruble, expiring 3/19/2008	1,570,000	63,429	64,187	758
Saudi Arabia Riyal, expiring 3/25/2008	90,000	24,122	24,041	(81)
Saudi Arabia Riyal, expiring 3/25/2008	150,000	40,203	40,068	(135)
Swedish Krona, expiring 3/19/2008	375,494	58,624	58,985	361
Turkish Lira, expiring 2/7/2008	60,000	50,891	51,221	330
				73,058
Sales:
Canadian Dollar, expiring 3/19/2008	90,000	90,915	89,633	1,282
Euro, expiring 3/19/2008	40,000	58,624	59,428	(804)
Euro, expiring 3/19/2008	25,170	37,025	37,395	(370)
British Pounds, expiring 3/19/2008	35,000	70,859	69,440	1,419
British Pounds, expiring 3/19/2008	495,000	1,002,335	982,080	20,255
British Pounds, expiring 3/19/2008	10,000	20,395	19,840	555
British Pounds, expiring 3/19/2008	35,000	69,989	69,440	549
British Pounds, expiring 3/19/2008	10,000	19,758	19,840	(82)
British Pounds, expiring 3/19/2008	80,000	157,640	158,720	(1,080)
British Pounds, expiring 3/19/2008	50,000	98,552	99,200	(648)
British Pounds, expiring 3/19/2008	50,000	97,875	99,200	(1,325)
British Pounds, expiring 3/19/2008	140,000	273,616	277,760	(4,144)
British Pounds, expiring 3/19/2008	50,000	98,430	99,200	(770)
British Pounds, expiring 3/19/2008	60,000	117,711	119,040	(1,329)
British Pounds, expiring 3/19/2008	140,000	274,660	277,760	(3,100)
British Pounds, expiring 3/19/2008	130,000	258,080	257,920	160
Japanese Yen, expiring 2/28/2008	29,980,000	276,237	282,031	(5,794)
Mexican New Peso, expiring 3/19/2008	890,000	81,715	81,865	(150)
New Zealand Dollar, expiring 3/19/2008	90,000	69,860	70,560	(700)
New Zealand Dollar, expiring 3/19/2008	180,000	139,410	141,120	(1,710)
Swedish Krona, expiring 3/19/2008	60,000	9,374	9,425	(51)
				2,163
Total				75,221

At January 31, 2008, the fund held the following open swap agreements:

					Unrealized
					Appreciation/
Credit Default Swaps	Reference		Expiration	Notational	(Depreciation)
Counterparty	Entity	Fixed Rate	Date	Amount	at 1/31/2008 ($)

Goldman, Sachs & Co.	Autozone, 5.875%, 10/15/2012	(0.62)	6/20/2012	90,000	1,743
Goldman, Sachs & Co.	Capital One Financial, 6.25%, 11/15/2013	(4.65)	3/20/2013	10,000	(411)
J.P. MORGAN CHASE	Capital One Financial, 6.25%, 11/15/2013	(2.35)	12/20/2012	25,000	1,247
BARCLAYS CAPITAL INC	Block Financial, 5.125%, 10/30/2014	(2.30)	12/20/2012	10,000	283
J.P. MORGAN CHASE	Block Financial, 5.125%, 10/30/2014	(1.90)	9/20/2012	55,000	2,397
J.P. MORGAN CHASE	Block Financial, 5.125%, 10/30/2014	(2.25)	12/20/2012	10,000	304
DEUTSCHE BANK	Republic of the Philippines, 10.625%, 3/16/2025	(2.78)	3/20/2018	70,000	(1,284)
J.P. MORGAN CHASE	Republic of the Philippines, 10.625%, 3/16/2025	(2.48)	9/20/2017	30,000	(50)
J.P. MORGAN CHASE	RUSSIAN FEDERATION, 7.5%, 3/31/2030	0.67	8/20/2012	30,000	(543)
J.P. MORGAN CHASE	RUSSIAN FEDERATION, 7.5%, 3/31/2030	0.80	8/20/2012	60,000	(747)
LEHMAN BROTHERS INC.	Verizon Communications, 4.9%, 9/15/2015	(0.44)	3/20/2018	90,000	1,126
					4,065
JP Morgan	USD - 3 Month Libor	4.90	8/24/2009	900,000	37,984
JP Morgan	EUR- 6 Month Euribor	(4.16)	1/19/2012	220,000	(1,802)
JP Morgan	JPY- 6 Month Yenibor	1.67	12/7/2017	14,200,000	1,171
JP Morgan	JPY- 6 Month Yenibor	1.36	1/19/2012	33,000,000	4,664
UBS AG	JPY- 6 Month Yenibor	0.88	5/11/2008	56,000,000	(251)
UBS AG	JPY- 6 Month Yenibor	2.51	5/11/2008	11,000,000	6,144
JP Morgan	JPY- 6 Month Yenibor	2.08	7/28/2016	27,000,000	12,959
JP Morgan	JPY- 6 Month Yenibor	2.69	7/28/2036	2,000,000	1,141
JP Morgan	MYR - 3 Month Kilbor	4.16	10/31/2011	91,188	405
Morgan Stanley	NZD - 3 Month Libor	7.88	5/18/2010	370,000	(2,711)
JP Morgan	NZD - 3 Month Libor	8.05	6/21/2012	120,000	177
JP Morgan	THB - 6 Month Thibor	5.18	11/2/2011	920,000	1,674
					61,556

Total					65,620

STATEMENT OF INVESTMENTS
Dreyfus Premier 130/30 Growth Fund
January 31, 2008 (Unaudited)

Common Stocks--129.1%	Shares	Value ($)

Computers--3.8%
Dell	1,070 a,b	21,443
Hewlett-Packard	1,950 b	85,313
		106,756
Consumer Discretionary--21.2%
Big Lots	820 a	14,235
Coach	1,670 a,b	53,524
Darden Restaurants	1,100 b	31,152
Guess?	1,000 b	37,310
Harman International Industries	50 b	2,329
Home Depot	1,800 b	55,206
J.C. Penney	800 b	37,928
Newell Rubbermaid	1,600 b	38,592
News, Cl. A	250	4,725
OfficeMax	1,400 b	34,678
Omnicom Group	1,000 b	45,370
Polo Ralph Lauren	350 b	21,207
Snap-On	980 b	48,138
Starwood Hotels & Resorts
Worldwide	800 b	36,200
Time Warner	2,600 b	40,924
Walt Disney	1,700 b	50,881
Wendy's International	1,740	42,491
		594,890
Consumer Staples--12.1%
Clorox	600 b	36,792
ConAgra Foods	1,800 b	38,754
Kroger	1,700 b	43,265
McCormick & Co.	1,300 b	43,836
Sara Lee	2,840	39,930
Wal-Mart Stores	1,670 b	84,970
Walgreen	1,500 b	52,665
		340,212
Energy--12.1%
Cameron International	500 a	20,130
Cheniere Energy	140 a	4,215
Dresser-Rand Group	1,100 a,b	34,870
Murphy Oil	500 b	36,770
National Oilwell Varco	710 a	42,763
Quicksilver Resources	170 a	9,661
Smith International	700 b	37,947
St. Mary Land & Exploration	700 b	24,661
Sunoco	600 b	37,320
Transocean	349 a	42,787
Valero Energy	800 b	47,352
		338,476
Financial--12.2%
Ambac Financial Group	700 b	8,204
American International Group	700 b	38,612
Assurant	20	1,298
BB & T	1,250	45,350
Fifth Third Bancorp	1,400 b	37,940

Genworth Financial, Cl. A	1,500 b	36,510
Merrill Lynch & Co.	700 b	39,480
Moody's	1,000 b	34,990
Morgan Stanley	890 b	43,993
ProLogis	100 b	5,935
Simon Property Group	50 b	4,469
W.R. Berkley	1,500 b	45,390
		342,171
Health Care--21.5%
Amgen	300 a,b	13,977
Baxter International	1,020 b	61,955
Bristol-Myers Squibb	2,390 b	55,424
Cardinal Health	800 b	46,376
Celgene	100 a,b	5,611
CIGNA	370	18,189
Endo Pharmaceuticals Holdings	1,300 a,b	33,982
Genentech	200 a,b	14,038
Genzyme	100 a,b	7,813
Health Net	620 a,b	28,824
Medtronic	1,170 b	54,487
Merck & Co.	700 b	32,396
Pfizer	1,320	30,875
Schering-Plough	2,000 b	39,140
St. Jude Medical	1,150 a	46,587
Watson Pharmaceuticals	910 a,b	23,760
WellCare Health Plans	800 a,b	37,592
WellPoint	660 a,b	51,612
		602,638
Industrial--12.9%
BE Aerospace	950 a	36,679
Boeing	820 b	68,207
Cooper Industries, Cl. A	800 b	35,632
Foster Wheeler	180 a	12,324
GATX	1,220 b	45,872
Hertz Global Holdings	2,100 a,b	31,332
Hubbell, Cl. B	950 b	45,296
Pall	700 b	25,823
Pitney Bowes	100 b	3,670
Precision Castparts	430 b	48,934
SPX	50	5,030
Waste Management	100 b	3,244
		362,043
Information Technology--23.9%
Adobe Systems	1,200 a,b	41,916
Agilent Technologies	680 a,b	23,058
Apple	70 a,b	9,475
Applied Materials	900 b	16,128
Automatic Data Processing	1,270 b	51,524
BMC Software	1,500 a,b	48,060
CA	1,730 b	38,112
Ciena	1,100 a,b	29,843
Cisco Systems	810 a,b	19,845
Cognizant Technology Solutions,
Cl. A	1,240 a,b	34,596
Google, Cl. A	20 a	11,286
Intel	2,500 b	53,000
MEMC Electronic Materials	740 a,b	52,880
Microsoft	1,830 b	59,658

National Instruments	1,300 b	34,918
QUALCOMM	1,700 b	72,114
Red Hat	2,200 a,b	41,096
Sun Microsystems	1,160 a	20,300
WebMD Health, CL. A	300 a,b	11,088
Xerox	190	2,926
		671,823
Materials--6.5%
AK Steel Holding	110	5,255
Allegheny Technologies	50 b	3,520
Freeport-McMoRan Copper & Gold	100 b	8,903
International Paper	1,300 b	41,925
Monsanto	640 b	71,962
Newmont Mining	100 b	5,434
PPG Industries	640	42,298
Vulcan Materials	50	3,923
		183,220
Telecommunication Services--2.8%
Level 3 Communications	3,570 a	12,281
Qwest Communications International	5,300 b	31,164
US Cellular	500 a,b	35,550
		78,995
Utilities--.1%
NRG Energy	100 a,b	3,859

Total Investments (cost $4,150,145)	129.1%	3,625,083
Liabilities, Less Cash and Receivables	(29.1%)	(816,944)
Net Assets	100.0%	2,808,139

a	Non-income producing security.
b	Partially held by a broker as collateral for open short positions.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF SECURITIES SOLD SHORT
January 31, 2008 (Unaudited)

Common Stocks--31.9%	Shares	Value ($)

Consumer Discretionary--7.6%
Career Education	1,400 a	30,436
Chico's FAS	600 a	6,474
Dillard's, Cl. A	2,100	41,643
Getty Images	700 a	17,500
Hearst - Argyle Television	1,900	40,489
MGM Mirage	110 a	8,054
Panera Bread Cl. A	100 a	3,778
Sears Holdings	370 a	40,881
Toll Brothers	1,100 a	25,608
		214,863
Consumer Staples--1.3%
Smithfield Foods	1,350 a	37,598

Energy--3.5%
Anadarko Petroleum	300	17,577
Newfield Exploration	900 a	44,892
Peabody Energy	650	35,113

Western Refining	140	2,989
		100,571
Financial--5.4%
Fidelity National Financial, Cl. A	3,170	62,417
First American	880	38,324
Old Republic International	2,910	43,446
Philadelphia Consolidated Holding	210 a	7,518
		151,705

Health Care--3.9%
Barr Pharmaceuticals	170 a	8,872

DaVita	390 a	20,807

Gen-Probe	330	18,860
Health Management Associates Cl. A	7,290	39,293
Pediatrix Medical Group	300 a	20,427
		108,259
Industrial--4.9%
General Cable	130 a	7,541
Ingersoll - Rand, Cl. A	900	35,568
J.B. Hunt Transport Services	500	15,550
Owens Corning	360 a	7,827
Roper Industries	600	33,552
Timken	1,200	36,276
		136,314
Information Technology--3.6%
Fair Isaac	1,300	33,150
Iron Mountain	1,300 a	44,707
Micron Technology	2,300 a	16,169
Trimble Navigation	220 a	5,819
		99,845
Materials--1.0%
Sigma-Aldrich	130	6,456
Valspar	1,080	21,632
		28,088
Telecommunication Services--.7%
Sprint Nextel	1,770	18,638

Total Securities Sold Short (cost $979,285)	31.9%	895,881

a Non-income producing security.

STATEMENT OF INVESTMENTS
Dreyfus Premier Global Equity Income Fund
January 31, 2008 (Unaudited)

Common Stocks--92.5%	Shares	Value ($)

Australia--4.2%
Telstra (Installment Receipts)	62,619	159,376
Brazil--8.1%
Companhia de Saneamento de Minas Gerais	5,200	70,398
Natura Cosmeticos	3,700	35,779
Petroleo Brasileiro, ADR	22	2,445
Petroleo Brasileiro, ADR (Preferred)	392	36,578
Tele Norte Leste Participacoes, ADR	3,612	93,912
Terna Participacoes	4,462	72,590
		311,702
Canada--2.4%
Fording Canadian Coal Trust	2,020	90,619
France--4.6%
AXA	1,062	36,426
France Telecom	2,078	73,438
Total	920	66,773
		176,637
Germany--5.3%
Deutsche Post	3,442	111,922
E.ON	290	53,348
Symrise	1,505 a	37,670
		202,940
Hong Kong--3.5%
Hopewell Highway Infrastructure	102,500	79,365
Swire Pacific, Cl. A	4,000	54,603
		133,968
Israel--1.4%
Israel Chemicals	4,072	51,987
Italy--1.7%
ENI	2,034	65,683
Japan--1.2%
Japan Retail Fund Investment	7	44,073
Malaysia--2.0%
Bursa Malaysia	18,500	75,596
Netherlands--3.5%
Royal Dutch Shell, Cl. A	1,683	60,212
Unilever	2,229	72,573
		132,785
Norway--2.6%
StatoilHydro	3,826	100,141
Philippines--1.2%
First Gen	38,800	44,189
Russia--1.9%
Evraz Group, GDR	996	72,592
Singapore--6.7%
DBS Group Holdings	4,000	50,110
Mapletree Logistics Trust	53,000	34,418
Parkway Holdings	24,000	61,037
Singapore Post	47,000	35,980
Singapore Technologies Engineering	31,000	73,903
		255,448
South Africa--1.8%
Anglo Platinum	485	68,487
South Korea--5.2%
Korea Exchange Bank	2,480	35,895
KT&G, GDR	1,788 b	76,616
LG Telecom	9,412 a	85,148

		197,659
Spain--2.9%
Clinica Baviera	1,373 a	36,662
Telefonica	2,503	73,337
		109,999
Sweden--1.0%
Telefonaktiebolaget LM Ericsson, Cl. B	16,785	38,068
Taiwan--2.9%
High Tech Computer	3,000	57,019
Taiwan Semiconductor Manufacturing	28,000	53,290
		110,309
Thailand--4.7%
Advanced Info Service	25,400	76,698
Banpu Public	3,000	41,771
Siam Commercial Bank	24,200	59,154
		177,623
United Kingdom--13.7%
Aberdeen Asset Management	17,338	48,595
Admiral Group	1,847	35,100
Antofagasta	4,642	60,955
BP	6,737	71,494
Cable & Wireless	30,142	95,763
GlaxoSmithKline	1,483	35,018
Inmarsat	4,370	42,194
Old Mutual	9,415	23,470
Smiths Group	2,014	39,955
Vodafone Group	20,682	72,078
		524,622
United States--10.0%
Altria Group	933	70,740
AT & T	965	37,143
Bristol-Myers Squibb	1,378	31,956
Eli Lilly & Co.	1,472	75,838
Pfizer	2,444	57,165
Reynolds American	1,765	111,778
		384,620
Total Common Stocks
(cost $3,715,396)		3,529,123

Preferred Stocks--1.2%

Italy
Unipol
(cost $52,850)	16,818	44,371

Total Investments (cost $3,768,246)	93.7%	3,573,494
Cash and Receivables (Net)	6.3%	238,883
Net Assets	100.0%	3,812,377

ADR - American Depository Receipts
GDR - Global Depository Receipts

a	Non-income producing security.
b	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2008, this security amounted to $76,616 or 2.0% of net assets.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	March 25, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	March 25, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)